Segment information	12 Months Ended
Aug. 31, 2024
Segment information
Segment information

27. Segment information

The Company operates in two reportable business segments.

The two reportable business segments offer different products and services, require different processes and are based on how the financial information is produced internally for the purposes of monitoring operating results and making decisions about resource allocation and performance assessment by the Company’s Chief Operating Decision Maker.

The following summary describes the operations of each of the Company’s reportable business segments:

a.	Sale of electric boats – manufacture of customized electric boats for consumer market and sale of boat parts maintenance, and
b.	Rental of electric boats – short-term rental operation and boat club membership.

Sales between segments are accounted for at prices that approximate fair value. No business segments have been aggregated to form the above reportable business segments.

	Year ended August 31, 2024
	Sale of	Rental of	Inter-segment
	electric boats	electric boats	eliminations	Total
	$	$	$	$
Revenue from external customers	1,847,918	1,946,427	—	3,794,345
Revenue from other segments	487,000	16,962	(503,962)	—
Segment revenues	2,334,918	1,963,389	(503,962)	3,794,345
Segment gross profit (loss)	570,268	1,095,179	(168,009)	1,497,438

Segment loss before tax	(4,180,670)	(9,078,914)	(1,056,499)	(14,316,083)
Research and development	2,739,022	—	—	2,739,022
Office salaries and benefits	2,890,588	416,832	—	3,307,420

	Year ended August 31, 2023
	Sale of	Rental of	Inter-segment
	electric boats	electric boats	eliminations	Total
	$	$	$	$
Revenue from external customers	1,612,699	4,038,803	—	5,651,502
Revenue from other segments	867,097	336,683	(1,203,780)	—
Segment revenues	2,479,796	4,375,486	(1,203,780)	5,651,502
Segment gross profit (loss)	(242,590)	1,966,466	(187,450)	1,536,426

Segment loss before tax	(20,363,838)	(623,856)	(170,367)	(21,158,061)
Research and development	5,938,010	—	(233,098)	5,704,912
Office salaries and benefits	2,769,196	1,237,246	7,739	4,014,181

	August 31, 2022
	Sale of	Rental of	Inter-segment
	electric boats	electric boats	eliminations	Total
	$	$	$	$
Revenue from external customers	2,557,086	4,793,860	—	7,350,946
Revenue from other segments	820,383	80,842	(901,225)	—
Segment revenues	3,377,469	4,874,702	(901,225)	7,350,946
Segment gross profit (loss)	596,570	2,839,970	(150,975)	3,285,565

Segment (loss) profit before tax	(13,632,377)	872,787	(93,852)	(12,853,442)
Research and development	2,242,794	—	—	2,242,794
Office salaries and benefits	2,384,746	951,053	—	3,335,799

	August 31, 2024
	Sale of	Rental of	Inter-segment
	electric boats	electric boats	Eliminations	Total
	$	$	$	$
Segment assets	19,737,669	2,960,124	(11,277,388)	11,420,241
Cash	28,108	35,018	—	63,126
Additions to property and equipment	280,587	487,000	(185,744)	599,578
Segment liabilities	8,306,618	1,151,501	(1,013,824)	8,400,254

	August 31, 2023
	Sale of	Rental of	Inter-segment
	electric boats	electric boats	Eliminations	Total
	$	$	$	$
Segment assets	20,344,002	13,941,898	(10,239,388)	24,046,512
Cash	3,025,565	333,692	—	3,359,257
Additions to property and equipment	194,820	974,533	(185,744)	983,609
Segment liabilities	10,154,031	3,341,868	(1,013,824)	12,482,075

The Company has disclosed the above amounts for each reportable segment because they are regularly reviewed by the Chief Operating Decision Maker.